Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Common Stocks - 80.8%		Shares	Value
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.		6,627	$328,434
Lockheed Martin Corp.		430	197,964
The Boeing Co. (1)		689	145,489
			671,887
Airlines - 1.4%
Delta Air Lines, Inc. (1)		6,175	293,560

Beverages - 1.2%
Monster Beverage Corp. (1)		4,252	244,235

Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (1)		726	255,487

Building Materials - 1.4%
Builders FirstSource, Inc. (1)		1,171	159,256
Owens Corning (1)		996	129,978
			289,234
Coal - 1.1%
Teck Resources Ltd.		5,728	241,149

Commercial Services - 1.2%
Quanta Services, Inc.		1,327	260,689

Computers - 2.6%
Super Micro Computer, Inc. (1)		2,229	555,578

Cosmetics & Personal Care - 1.2%
The Procter & Gamble Co.		1,651	250,523

Distribution & Wholesale - 2.7%
Fastenal Co.		2,866	169,065
W.W. Grainger, Inc.		513	404,547
			573,612
Electrical Components & Equipment - 2.0%
Belden, Inc.		2,630	251,559
Emerson Electric Co.		1,857	167,854
			419,413
Electronics - 2.3%
Jabil, Inc.		4,507	486,441

Food - 1.0%
Mondelez International, Inc.		2,774	202,336

Healthcare - Products - 3.4%
Boston Scientific Corp. (1)		4,748	256,819
Intuitive Surgical, Inc. (1)		585	200,035
Zimmer Biomet Holdings, Inc.		1,782	259,459
			716,313
Healthcare - Services - 1.0%
HCA Healthcare, Inc.		661	200,600

Electronics - 1.2%
Flex Ltd. (1)		9,251	255,698

Internet - 3.0%
Alphabet, Inc. - Class A (1)		1,492	178,592
Palo Alto Networks, Inc. (1)		654	167,104
Perion Network Ltd. (1)		9,075	278,330
			624,026
Iron and Steel - 2.1%
Carpenter Technology Corp.		2,952	165,696
Commercial Metals Co.		5,230	275,412
			441,108
Commercial Services - 1.9%
Booz Allen Hamilton Holding Corp.		3,529	393,836

Mining - 0.8%
Freeport-McMoRan, Inc.		4,178	167,120

Miscellaneous Manufacturers - 2.4%
Illinois Tool Works, Inc.		681	170,359
Parker-Hannifin Corp.		856	333,874
			504,233
Oil & Gas - 7.3%
ConocoPhillips		2,930	303,577
Diamondback Energy, Inc.		2,301	302,260
Phillips 66		2,458	234,444
Pioneer Natural Resources Co.		2,178	451,238
Black Stone Minerals LP		15,151	241,658
			1,533,177
Mining - 0.6%
BHP Group Ltd.		2,036	121,488

Pharmaceuticals - 3.0%
Eli Lilly & Co.		544	255,125
Merck & Co., Inc.		2,190	252,704
Zoetis, Inc.		741	127,608
			635,437
Pipelines - 4.0%
ONEOK, Inc.		4,395	271,259
Targa Resources Corp.		5,156	392,372
The Williams Company, Inc.		5,338	174,179
			837,810
Retail - 6.7%
Chipotle Mexican Grill, Inc. (1)		90	192,510
Darden Restaurants, Inc.		2,001	334,327
Genuine Parts Co.		1,556	263,322
McDonald's Corp.		700	208,887
Starbucks Corp.		1,648	163,251
Yum! Brands, Inc.		1,821	252,299
			1,414,596
Semiconductors - 10.2%
Advanced Micro Devices, Inc. (1)		2,436	277,485
Allegro MicroSystems, Inc. (1)		6,158	277,972
Analog Devices, Inc.		747	145,523
Broadcom, Inc.		598	518,723
Lam Research Corp.		596	383,145
Microchip Technology, Inc.		3,800	340,442
NVIDIA Corp.		463	195,858
			2,139,148
Transportation - 1.6%
FLEX LNG Ltd.		10,735	327,740

Software - 6.7%
Adobe, Inc. (1)		326	159,411
ANSYS, Inc. (1)		558	184,291
Cadence Design Systems, Inc. (1)		789	185,036
Microsoft Corp.		740	251,999
Oracle Corp.		2,767	329,522
Synopsys, Inc. (1)		687	299,127
			1,409,386
Telecommunications - 0.9%
Arista Networks, Inc. (1)		1,125	182,317

Engineering & Construction - 1.5%
MasTec, Inc. (1)		2,636	310,969

TOTAL COMMON STOCKS
(Cost $15,832,604)			16,959,146

	Contracts	Notional Amount
Options Purchased - 9.5%
Call Options - 4.4%
CBOE S&P Index
Expiration 7/21/2023, Exercise Price $4,000 (3)	20	$542,040	932,320
CBOE Volatility Index
Expiration 7/19/2023, Exercise Price $40 (3)	746	16,412	2,984
Put Options - 5.1%
CBOE S&P Index
Expiration 07/21/2023, Exercise Price $5,000 (3)	20	1,513,220	1,073,700
Total Options Purchased
(Cost $2,072,881)			2,009,004

		Shares
Short Term Investments - 14.1%
Money Market Funds - 14.1%
First American Government Obligations Fund, Class X, 5.006% (2)		2,958,365	2,958,365
Total Short-Term Investments
(Cost $2,958,365)			2,958,365

Total Investments in Securities - 104.4%
(Cost $20,863,850)			21,926,515
Assets in Excess of Other Liabilities - (4.4)%			(932,271)
Total Net Assets - 100.0%			$20,994,244

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of June 30, 2023.
(3)	The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF OPTIONS WRITTEN at June 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
Options Written - 0.0% (1)
Call Options - 0.0% (1)
CBOE S&P Index
Expiration 7/21/2023, Exercise Price $5,000 (2)	20	$200	$140
Put Options - 0.0% (1)
SPX US Index
Expiration 7/21/2023, Exercise Price $4,000 (2)	20	71,060	4,540
Total Options Written
(Premium Received $71,192)			$4,680

(1) Does not round to (0.1)% or 0.1%, as applicable.
(2) The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Acruence Active Hedge U.S. Equity ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's consolidated investments as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (1)	$16,959,146	$–	$–	$16,959,146
Options Purchased	2,009,004	-	-	2,009,004
Short-Term Investments	2,958,365	-	-	2,958,365
Total Investments in Securities	$21,926,515	$–	$–	$21,926,515

Options Written	Level 1	Level 2	Level 3	Total
Call Options	$140	$–	$–	$140
Put Options	4,540	-	-	4,540
Total Options Written	$4,680	$–	$–	$4,680

(1) See Consolidated Schedule of Investments for industry breakout.